Prepayments and Other Assets, net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepayments and Other Assets, net
Advance to suppliers	$ 5,587	$ 5,980
Interest receivable	1,927	284
VAT recoverable (1)	1,275	810
Receivables from third party payment platforms	597	299
Rental deposits	532	527
Prepayment for share repurchase (2)	315
Others	854	852
Less: allowance for credit losses	(34)
Total prepayments and other current assets, net	11,053	8,752
Other non-current assets
Rental deposits	889	1,179
Less: allowance for credit losses	(12)
Total other non-current assets, net	$ 877	$ 1,179